SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates	Annual rates of depreciation are as follows:
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Schedule of components of Accumulated Other Comprehensive Income (Loss)	The components of accumulated other comprehensive income (loss), net of taxes were as follows:
	Year ended December 31,
	2013	2012	2011

Foreign currency translation differences	$547	$468	$443

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company's assets (liabilities) measured at fair value on a recurring basis at December 31, 2013 and 2012:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$151	$-	$151

Total	$-	$151	$-	$151

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$46	$-	$46

Total	$-	$46	$-	$46